Revenue Recognition (Details 1) - EOS ENERGY STORAGE, LLC [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Product Revenue	$ 35,000	$ 211,000	$ 496,000
2020 [Member]
Product Revenue	310,000		300,000
2021 [Member]
Product Revenue			0
2022 [Member]
Product Revenue			0
2023 [Member]
Product Revenue			0
Thereafter [Member]
Product Revenue			$ 0